Related-Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS
Loans to principal officers, directors, and their affiliates were as follows:

	December 31,
	2015	2014
	(Dollars in thousands)
Beginning balance	$444	$488
New loans	177	45
Repayments	(259)	(89)
Ending balance	$362	$444

Deposits from principal officers, directors, and their affiliates at December 31, 2015 and 2014 totaled $1.9 million and $1.7 million, respectively.